Settlement and Asset Abandonment (Details)	Jan. 31, 2021 CAD ($)	Jan. 31, 2021 USD ($)	May 07, 2020 CAD ($)	Jan. 31, 2020 CAD ($)	Jan. 31, 2019 CAD ($)	Jul. 31, 2018 CAD ($)	Jan. 31, 2018 CAD ($)
Statement [Line Items]
Lease liability	$ 0			$ 4,702,292	$ 1,776,115	$ 1,906,403	$ 0
Gain (loss) on abandonment of assets			$ 283
Year Ended [Member]
Statement [Line Items]
Cash	(347)			0
Right-of-use asset		$ 0		(1,276,779)
Other assets		$ 0		(26,499)
Accounts payable and accrued liabilities	22,391			0
Lease liability	1,459,785			0
Gain (loss) on abandonment of assets	$ 1,481,829			$ (1,303,278)